Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of workers' compensation liabilities

	December 31,
	2011	2010
Undiscounted aggregated estimated claims to be paid	$43,501	$45,497
Workers' compensation liability recorded on a discounted basis	$36,987	$37,761